Commitments and Contingencies - Summary of Significant Capital Expenditure Contracted (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Commitments and Contingencies [Abstract]
Property, plant and equipment	$ 16,315,454	$ 10,350,205	$ 7,644,293